DEFERRED INCOME TAX (Changes in Deferred Tax Assets and Liabilities) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance		$ (25,471)
Deferred tax assets, beginning balance	$ 37,495
Translation differences	(4,373)	330
Acquisition of business (note 3)	1,327,232	0
Credits (Charges) directly to OCI	(48,854)	(18,056)
Recognition of previously unrecognized tax losses	128,634	0
Income statement credit (charge)	102,431	80,692
Deferred tax assets, ending balance	1,542,565	37,495
Deferred tax assets recognized on unused tax losses		17,400
Unused tax credits for which no deferred tax asset recognised		202,000
Unused tax losses for which no deferred tax asset recognised		879,000
Deferred tax assets recognized on unused tax losses		17,400
Unused tax credits for which no deferred tax asset recognised		202,000
Unused tax losses for which no deferred tax asset recognised		879,000
Usinas Siderúrgicas de Minas Gerais S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	14,200
Unused tax losses for which no deferred tax asset recognised	357,400
Unused tax credits for which no deferred tax asset recognised	14,200
Unused tax losses for which no deferred tax asset recognised	357,400
Ternium Brasil Ltda.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	889,400
Unused tax losses for which no deferred tax asset recognised	889,400
Ternium Brasil Ltda. And Usinas Siderúrgicas de Minas Gerais S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets recognized on unused tax losses	383,000
Deferred tax assets recognized on unused tax losses	383,000
Ternium S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 30,100	2,100,000
Unused tax losses generated from prior period	0.92
Unused tax losses for which no deferred tax asset recognised	$ 30,100	2,100,000
Ternium Investments S.à r.l.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 900	2,600,000
Unused tax losses generated from prior period	0.98
Unused tax losses for which no deferred tax asset recognised	$ 900	2,600,000
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(200,556)	(353,420)
Translation differences	(2,360)	0
Acquisition of business (note 3)	412,320	0
Credits (Charges) directly to OCI	0	0
Recognition of previously unrecognized tax losses	0	0
Income statement credit (charge)	114,134	152,864
Deferred tax liability, ending balance		(200,556)
Deferred tax assets, ending balance	323,538
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(69,594)
Deferred tax assets, beginning balance		49,437
Translation differences	(903)	0
Acquisition of business (note 3)	116,290	0
Credits (Charges) directly to OCI	0	0
Recognition of previously unrecognized tax losses	0	0
Income statement credit (charge)	(27,962)	(119,031)
Deferred tax liability, ending balance		(69,594)
Deferred tax assets, ending balance	17,831
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(22,923)	(26,323)
Translation differences	(683)	0
Acquisition of business (note 3)	143,033	0
Credits (Charges) directly to OCI	0	0
Recognition of previously unrecognized tax losses	0	0
Income statement credit (charge)	14,901	3,400
Deferred tax liability, ending balance		(22,923)
Deferred tax assets, ending balance	134,328
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	98,999	82,139
Translation differences	(698)	0
Acquisition of business (note 3)	255,529	0
Credits (Charges) directly to OCI	0	0
Recognition of previously unrecognized tax losses	0	0
Income statement credit (charge)	267	16,860
Deferred tax assets, ending balance	354,097	98,999
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	15,515	35,144
Translation differences	0	0
Acquisition of business (note 3)	28,510	0
Credits (Charges) directly to OCI	0	0
Recognition of previously unrecognized tax losses	0	0
Income statement credit (charge)	(1,351)	(19,629)
Deferred tax assets, ending balance	42,674	15,515
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	17,400	3,578
Translation differences	4,901	0
Acquisition of business (note 3)	304,237	0
Credits (Charges) directly to OCI	0	0
Recognition of previously unrecognized tax losses	0	0
Income statement credit (charge)	56,433	13,822
Deferred tax assets, ending balance	382,971	17,400
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	198,654	183,975
Translation differences	(4,630)	330
Acquisition of business (note 3)	67,313	0
Credits (Charges) directly to OCI	(48,854)	(18,056)
Recognition of previously unrecognized tax losses	128,634	0
Income statement credit (charge)	(53,991)	32,406
Deferred tax assets, ending balance	$ 287,126	$ 198,654